Chapter 11 - NSNCo Restructuring (Details) - USD ($) $ in Millions				3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Oct. 02, 2022	Feb. 18, 2022	Sep. 02, 2021	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jun. 30, 2022	Feb. 22, 2022	Jan. 20, 2022	Nov. 30, 2021	Nov. 02, 2021	Feb. 10, 2021
Reorganization, Chapter 11 [Line Items]
Remeasurement of terminated lease to allowed claim				$ 0	$ 0	$ 0	$ (186)
Derecognition of rig asset and finance liability							$ 10
Rig asset derecognized									$ 175
Financial liability, rig asset derecognized									161
Reorganization value, cash held as collateral									7
Paratus Energy Services [Member]
Reorganization, Chapter 11 [Line Items]
Ownership interest (as percent)				35.00%	35.00%			35.00%		35.00%
Subsequent Event
Reorganization, Chapter 11 [Line Items]
Rig asset derecognized									175
Financial liability, rig asset derecognized									$ 158
Subsequent Event | Minimum
Reorganization, Chapter 11 [Line Items]
Interim transition bareboat agreement period		6 months
Subsequent Event | Maximum
Reorganization, Chapter 11 [Line Items]
Interim transition bareboat agreement period		9 months
SeaMex
Reorganization, Chapter 11 [Line Items]
Equity interest, acquisition of residual (in percent)											100.00%	50.00%
Extinguishment of debt	$ 400		$ 400
SeaMex | Subsequent Event
Reorganization, Chapter 11 [Line Items]
Equity interest, acquisition of residual (in percent)										100.00%
NSNCo | SeaMex
Reorganization, Chapter 11 [Line Items]
Equity interest, acquisition of residual (in percent)												100.00%
NSNCo
Reorganization, Chapter 11 [Line Items]
Ownership interest prior to disposal													100.00%
NSNCo | Subsequent Event
Reorganization, Chapter 11 [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners										35.00%
NSNCo | NSNCo Noteholders
Reorganization, Chapter 11 [Line Items]
Ownership interest prior to disposal				35.00%	35.00%					65.00%
NSNCo | NSNCo Noteholders | Subsequent Event
Reorganization, Chapter 11 [Line Items]
Ownership interest prior to disposal										65.00%
Paratus Formerly NSNCo [Member]
Reorganization, Chapter 11 [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners										35.00%
Paratus Formerly NSNCo [Member] | SeaMex
Reorganization, Chapter 11 [Line Items]
Equity interest, acquisition of residual (in percent)												100.00%
Paratus Formerly NSNCo [Member] | NSNCo Noteholders
Reorganization, Chapter 11 [Line Items]
Ownership interest prior to disposal										65.00%